Supplement to the
Fidelity Advisor® Event Driven Opportunities Fund
Institutional Class
June 28, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AEDOI-15-01  June 1, 2015
1.9858203.101

Supplement to the

Fidelity Advisor® Event Driven Opportunities Fund

Class A (FCHSX), Class T (FJPDX), Class C (FATJX), and Institutional Class (FMRMX)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AEDO-AEDOIB-15-01  June 1, 2015
1.9865334.100